Segment reporting	3 Months Ended
Mar. 31, 2022
Segment reporting
Segment reporting

9. Segment reporting

The following table summarizes segment reporting. The sum of the amounts of the two segments equals the total for the Group in each of the periods.

	Three months ended March 31,
	2022
	(€ in thousands)
	SYSTEMS	SERVICES	CONSOLIDATION	GROUP
Revenues	1,438	3,222	(20)	4,640
third party	1,418	3,222	--	4,640
inter-segment	20	--	(20)	—
Cost of sales	1,172	1,877		3,049
Gross profit	246	1,345		1,591
Gross profit in %	17.3%	41.7%		34.3%
Operating Expenses				(4,755)
Other operating expenses				(158)
Other operating income				2,204
Operating loss				(1,118)
Finance expense				(1,048)
Finance income				1,399
Financial result				351
Loss before income taxes				(767)
Income tax income (expense)				14
Net loss				(753)

	Three months ended March 31,
	2021
	(€ in thousands)
	SYSTEMS	SERVICES	CONSOLIDATION	GROUP
Revenues	2,979	1,973	(892)	4,060
third party	2,087	1,973	--	4,060
inter-segment	892	--	(892)	—
Cost of sales	1,506	1,515		3,021
Gross profit	581	458		1,039
Gross profit in %	27.8%	23.2%		25.6%
Operating Expenses				(4,535)
Other operating expenses				(101)
Other operating income				914
Operating loss				(2,683)
Finance expense				(5,801)
Finance income				103
Financial result				(5,698)
Loss before income taxes				(8,381)
Income tax income (expense)				52
Net loss				(8,329)